Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Loss and Other Comprehensive Loss
Revenues	$ 16	$ 15
Expenses:
Research and development	59,791	23,729
Research tax credits	(754)	(507)
Research and development, net of tax credits	59,037	23,222
General and administrative	14,263	9,735
Total operating expenses	73,300	32,957
Loss from operating activities	(73,284)	(32,942)
Finance income	1,916	1,224
Finance costs	(55)	(39)
Net finance income (note 10)	1,861	1,185
Loss before income taxes	(71,423)	(31,757)
Income taxes (note 11)	(199)
Net loss and total comprehensive for the year	$ (71,224)	$ (31,757)
Loss per share (note 12)
Basic loss per share	$ (0.90)	$ (0.54)
Diluted loss per share	$ (0.90)	$ (0.54)